Supplementary Balance Sheet Information	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Supplementary Balance Sheet Disclosures [Abstract]
Supplementary Balance Sheet Information
Supplementary Balance Sheet Information
The components of inventories are as follows (in thousands):

	March 31, 2019	December 31, 2018
Inventories:
Raw materials	$2,425	$2,419
Work-in-process	2,285	2,307
Finished goods	1,154	1,056
Total inventories	5,864	5,782
Less reserve for excess and obsolete inventories	(381)	(380)
Total inventories, net	$5,483	$5,402

Property and equipment consist of the following (in thousands):

	March 31, 2019	December 31, 2018
Property and equipment:
Land	$550	$550
Buildings and leasehold improvements	1,989	1,989
Machinery and equipment	52,138	52,409
Computer hardware and software	4,489	4,490
Total property and equipment	59,166	59,438
Less accumulated depreciation	(38,591)	(37,793)
Total property and equipment, net	$20,575	$21,645

Supplementary Balance Sheet Information
The following tables show the Company’s consolidated balance sheet details as of December 31, 2018 and 2017 (in thousands):

	December 31, 2018	December 31, 2017
Inventories:
Raw materials	$2,419	$2,331
Work-in-process	2,307	2,094
Finished goods	1,056	1,529
Total inventories	5,782	5,954
Less reserve for excess and obsolete inventories	(380)	(453)
Total inventories, net	$5,402	$5,501

	December 31, 2018	December 31, 2017
Property and equipment, net:
Land	$550	$1,170
Buildings and Leasehold improvements	1,989	2,946
Machinery and equipment	52,409	55,152
Computer hardware and software	4,490	4,615
Total property and equipment	59,438	63,883
Accumulated depreciation	(37,793)	(35,518)
Total property and equipment, net	$21,645	$28,365
Depreciation expense for the years ended December 31, 2018 and 2017 was $7.3 million and $7.9 million, respectively. In the third quarter of 2018, the Company completed the sale of buildings and a portion of land in its Fargo, North Dakota location with a net book value of $1.5 million, for net cash proceeds of approximately $1.0 million, resulting in a loss on sale of $0.5 million, which has been classified as a “Loss on sale of buildings” in the consolidated statement of operations.

	December 31, 2018
	Weighted-Average Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Intangible assets with finite useful lives:
Customer relationships	9.8	$8,453	$(4,751)	$3,702
Trademarks	6.0	3,055	(1,577)	1,478
Patents	15.0	141	(136)	5
Covenants not to compete	5.0	181	(138)	43
Total intangible assets, net		$11,830	$(6,602)	$5,228

	December 31, 2017
	Weighted-Average Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Intangible assets with finite useful lives:
Customer relationships	9.6	$10,363	$(4,976)	$5,387
Trademarks	6.4	3,654	(1,314)	2,340
Distribution Agreement	3.3	2,165	(2,165)	—
Patents	15.0	141	(134)	7
Covenants not to compete	5.0	251	(155)	96
Total intangible assets, net		$16,574	$(8,744)	$7,830
Amortization expense for intangible assets, net for the year ended December 31, 2018 and 2017 was $1.4 million, and $1.5 million respectively. Estimated amortization expense for intangible assets for 2019 is $1.1 million, for 2020 is $1.1 million, for 2021 is $1.0 million, for 2022 is $0.5 million, for 2023 is $0.5 million, and thereafter is $1.0 million.

	December 31, 2018	December 31, 2017
Other current liabilities:
Professional fees	$358	$506
Sales and property taxes payable	324	404
Current portion of capital lease obligation	786	796
Facilities and related costs	259	153
Outside services and consulting	135	146
Payable to former DMS Health stockholders	—	170
Other accrued liabilities	403	740
Total other current liabilities	$2,265	$2,915